FINANCIAL INSTRUMENTS - Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Fair value, financial asset	$ 1,408,332,054	$ 1,391,171,816
Mutual Funds | Level 1 | Recurring Fair Value Measurement
Disclosure of fair value measurement of assets [line items]
Fair value, financial asset	$ 514,442	$ 66,422